Trade and other receivables - Additional Information (Details) - COP ($) $ in Billions			6 Months Ended	12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Fuel Price stabilization fund
Trade and other receivables
Settled amount	$ 128	$ 128
ISA
Trade and other receivables
Gross receivable			$ 2,226	$ 2,237
Allowance for expected losses			344	352
Net book value of accounts receivable included in others			1,882	1,885
Interconexion Electrica S.A
Trade and other receivables
Allowance for expected credit losses			$ 660	$ 314